Other items from operating activities (Tables)	12 Months Ended
Dec. 31, 2018
Other items from operating activities
Schedule of other income and other expense

For the year ended December 31,
(M$)	2018	2017	2016
Gains on disposal of assets	1,041	2,784	479
Foreign exchange gains	252	785	548
Other	545	242	272
Other income	1,838	3,811	1,299

Losses on disposal of assets	(111)	(186)	(216)
Foreign exchange losses	(444)	—	—
Amortization of other intangible assets (excl. mineral interests)	(225)	(192)	(344)
Other	(493)	(656)	(467)
Other expense	(1,273)	(1,034)	(1,027)

Schedule of other financial income and expense

As of December 31,
(M$)	2018	2017	2016
Dividend income on non-consolidated subsidiaries	171	167	170
Capitalized financial expenses	519	460	477
Other	430	330	324
Other financial income	1,120	957	971

Accretion of asset retirement obligations	(530)	(544)	(523)
Other	(155)	(98)	(113)
Other financial expense	(685)	(642)	(636)

Schedule of other non-current assets and changes in the valuation allowance on loans and advances

As of December 31, 2018		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	2,180	(303)	1,877
Other non-current financial assets related to operational activities	471	—	471
Other	161	—	161
Total	2,812	(303)	2,509

As of December 31, 2017		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	3,237	(359)	2,878
Other non-current financial assets related to operational activities	937	—	937
Other	169	—	169
Total	4,343	(359)	3,984

As of December 31, 2016		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	3,334	(286)	3,048
Other non-current financial assets related to operational activities	1,069	—	1,069
Other	26	—	26
Total	4,429	(286)	4,143

(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

For the year ended December 31,				Currency
	Valuation			translation	Valuation
	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2018	(359)	(5)	35	26	(303)
2017	(286)	(50)	11	(34)	(359)
2016	(280)	(15)	7	2	(286)